Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
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Earnings Per Share

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Net income of the reporting period	(147,693)	(166,076)	(153,587)
Adjusted weighted average number of outstanding shares	24,757,176	28,924,976	37,007,247

Basic / Diluted earnings per share (€/share)	(5.97)	(5.74)	(4.15)